Trade and other payables: amounts falling due within one year - Narrative (Details) - GBP (£)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 1,000,000	£ 14,000,000
Level 3
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Liabilities in respect of put option agreements with vendors	£ 0	£ 12,000,000